Subsequent Events	9 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

Note 21—Subsequent Events

Filing of Registration Statement on Form S-1

On December 20, 2013, we filed a registration statement on Form S-1 in connection with a potential initial public offering of our common stock. Certain of our current stockholders may participate as selling stockholders in the offering but they are not legally obligated to do so. The offering is subject to market conditions and there can be no assurance as to whether or when the offering may be completed, or as to the actual size or terms of the offering.

Purchase Agreement to Sell Bank Headquarters

The Bank executed a Letter of Intent (LOI) on January 3, 2014, with an unrelated third party to sell the Bank’s main office building located at 25 West Main Street, Madison, Wisconsin, the adjacent surface parking lot immediately behind the main office building at 115 South Carroll Street, and the 261-stall parking ramp located at 126 South Carroll Street. Subsequently, a Purchase Agreement was executed on February 6, 2014 and the sale is expected to close in July 2014. The Bank will lease a portion of the space after the sale.